Equity - Additional Information (Detail) shares in Millions, $ in Millions, $ in Millions				3 Months Ended
	Apr. 22, 2022 shares	Mar. 15, 2022 CAD ($)	Feb. 25, 2022 CAD ($) shares	Apr. 30, 2022 CAD ($)	May 25, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Mar. 29, 2022 CAD ($) Business	Jan. 10, 2022	Dec. 03, 2021 CAD ($)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares Subject To Mandatory Redemption									$ 22.5
Discount rate applied to cash flow projections								2.00%
Equity interests of acquirer							$ 3,106.0
Number of instruments or interests issued or issuable | Business							20,843,750
Treasury shares [member]
Disclosure of classes of share capital [line items]
Discount rate applied to cash flow projections								2.00%
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value				$ 658.0		$ 500
Interest Rate				4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value				$ 1,250.0
Interest Rate				4.30%
5.625% Limited Recourse Capital Notes, Series 2
Disclosure of classes of share capital [line items]
Note Issued Face Value		$ 750.0
Interest Rate		5.625%
ClassbseriesThiryEightPreferredSharesMember [Member]
Disclosure of classes of share capital [line items]
Number of shares intend to redeem | shares			24
Redemption aggregate value			$ 600.0
Dividend Rate Reset Term			5 years
ClassbseriesFortypreferredsharesmember [Member]
Disclosure of classes of share capital [line items]
Number of shares intend to redeem | shares	20
Redemption aggregate value					$ 500.0
Dividend Rate Reset Term	5 years